Convertible loan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 02, 2020	Oct. 31, 2020 $ / shares
Convertible loan
Convertible loan repaid		¥ 45,588	$ 6,437	¥ 306,000
Proceeds from issuance of convertible loans				19,000
Convertible loan		0		113,000
Interest expenses		(4,470)	$ (631)	(24,138)	¥ (32,453)
Ningxia Fengyin Enterprise Management Consulting LLP
Convertible loan
Percentage Of Subsidiary Equity Interest Pledged						100.00%
Yinchuan ChuanxiTechnology Co Ltd
Convertible loan
Cash	¥ 400,000
Consideration	¥ 400,000
Date of acquisition agreement	Oct. 22, 2020
Convertible loan repaid				306,000
Proceeds from issuance of convertible loans				19,000
Accrued interest expenses		0		8,127
Interest expenses		¥ 4,056		¥ 21,377	¥ 35,000
Cash and cash equivalents	¥ 400,000
Yinchuan ChuanxiTechnology Co Ltd | Otov Alfa Holding Limited | Warrant
Convertible loan
Consideration,Warrant shares issued to Otov Alfa Holding Limited | shares	320,036,576
Consideration,Warrant shares issued price to Otov Alfa Holding Limited | $ / shares							$ 0.000125
Interest payable on un released portion of the debt, quarterly	8.75%